TRADE AND OTHER ACCOUNTS PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other payables [text block] [Abstract]
Schedule of composition of trade and other accounts payables & accrued liabilities
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
Current
(a) Trade and other accounts payables	1,671,304	1,279,976
(b) Accrued liabilities at the reporting date	551,570	394,327
Total trade and other accounts payables	2,222,874	1,674,303

Disclosure of other current liabilities [text block]
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Trade creditors	1,408,690	1,048,033
Other accounts payable	262,614	231,943
Total	1,671,304	1,279,976

Schedule of composition of current trade and other accounts payable
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Aircraft Fuel	476,320	304,426
Boarding Fee	234,070	210,621
Suppliers technical purchases	145,973	75,402
Handling and ground handling	114,163	84,213
Other personnel expenses	93,490	92,047
Professional services and advisory	87,825	83,182
Airport charges and overflight	81,459	82,181
Air companies	79,958	59,524
Marketing	60,850	60,303
Services on board	59,647	44,434
Leases, maintenance and IT services	59,011	55,427
Achievement of goals	30,635	21,943
Maintenance	42,202	8,244
Crew	22,921	21,265
Land services	18,166	26,014
Jol Fleet	3,997	-
Aviation insurance	3,050	11,943
Others	57,567	38,807
Total trade and other accounts payables	1,671,304	1,279,976

Disclosure of accrued expenses and other liabilities [text block]
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Aircraft and engine maintenance	292,793	170,731
Accrued personnel expenses	118,199	116,242
Accounts payable to personnel (*)	91,153	81,222
Others accrued liabilities (**)	49,425	26,132
Total accrued liabilities	551,570	394,327
(*)	Profits and bonus participation (Note 23 letter b).
(**)	See Note 22